Income Taxes - Schedule of Reconciliation of the Beginning and Ending Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of the Beginning and Ending Valuation Allowance [Abstract]
Balance	$ 2,907	$ 1,975
Additions	1,465	932
Balance	$ 4,372	$ 2,907